United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-1704

(Investment Company Act File Number)

Federated American Leaders Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/09

Date of Reporting Period:  Quarter ended 12/31/08

Item 1.                      Schedule of Investments

Federated American Leaders Fund, Inc.

Portfolio of Investments

December 31, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--96.7%
		Consumer Discretionary--5.8%
331,000		Macy's, Inc.	$3,425,850
564,130		Mattel, Inc.	9,026,080
346,100		Omnicom Group, Inc.	9,317,012
816,000		Regal Entertainment Group	8,331,360
534,900		Walt Disney Co.	12,136,881
		TOTAL	42,237,183
		Consumer Staples--14.6%
501,200		Altria Group, Inc.	7,548,072
191,600		Coca-Cola Femsa SA, ADR	8,336,516
406,515		H.J. Heinz Co.	15,284,964
288,820		Kimberly-Clark Corp.	15,232,367
487,230		Kraft Foods, Inc., Class A	13,082,125
367,500		Kroger Co.	9,705,675
149,300		Philip Morris International, Inc.	6,496,043
247,100		Reynolds American, Inc.	9,960,601
367,700		Wal-Mart Stores, Inc.	20,613,262
		TOTAL	106,259,625
		Energy--10.0%
338,700		Chevron Corp.	25,053,639
370,900		Exxon Mobil Corp.	29,608,947
156,800		Hess Corp.	8,410,752
156,525		Occidental Petroleum Corp.	9,389,935
		TOTAL	72,463,273
		Financials--20.2%
294,100		AON Corp.	13,434,488
202,665		Ace Ltd.	10,725,032
387,600		Aflac, Inc.	17,767,584
680,745		BB&T Corp.	18,693,258
511,370		Bank of America Corp.	7,200,090
770,455		J.P. Morgan Chase & Co.	24,292,446
585,100		Loews Corp.	16,529,075
575,415		U.S. Bancorp	14,391,129
824,095	[2]	Wells Fargo & Co.	24,294,320
		TOTAL	147,327,422
		Health Care--13.3%
302,200		Abbott Laboratories	16,128,414
731,200		Bristol-Myers Squibb Co.	17,000,400
463,400		Covidien Ltd.	16,793,616
405,800		Johnson & Johnson	24,279,014
835,905		Pfizer, Inc.	14,803,877
199,500		Wyeth	7,483,245
		TOTAL	96,488,566
		Industrials--8.5%
195,600	[2]	3M Co.	11,254,824
828,550		General Electric Co.	13,422,510
266,500		Illinois Tool Works, Inc.	9,340,825
232,000		Lockheed Martin Corp.	19,506,560
186,500		Northrop Grumman Corp.	8,399,960
		TOTAL	61,924,679
		Information Technology--7.2%
103,250	[1]	Fiserv, Inc.	3,755,202
608,900		Hewlett-Packard Co.	22,096,981
173,800		IBM Corp.	14,627,008
330,700		Intel Corp.	4,848,062
382,815	[1]	Oracle Corp.	6,787,310
		TOTAL	52,114,563
		Materials--1.2%
200,700		PPG Industries, Inc.	8,515,701
		Telecommunication Services—10.9%
1,095,600		AT&T, Inc.	31,224,600
267,845		CenturyTel, Inc.	7,320,204
472,910		Embarq Corp.	17,005,844
713,132		Verizon Communications, Inc.	24,175,175
		TOTAL	79,725,823
		Utilities--5.0%
1,189,200		Duke Energy Corp.	17,849,892
500,615		Southern Co.	18,522,755
		TOTAL	36,372,647
		TOTAL COMMON STOCKS (IDENTIFIED COST $850,748,789)	703,429,482
		MUTUAL FUND—5.4%
39,498,629	[3,4,5]	Prime Value Obligations Fund, Institutional Shares, 2.06% (AT NET ASSET VALUE)	39,498,629
		TOTAL INVESTMENTS—102.1% (IDENTIFIED COST $890,247,418)[6]	742,928,111
		OTHER ASSETS AND LIABILITIES – NET—(2.1)%[7]	(15,591,514)
		TOTAL NET ASSETS—100%	$727,336,597

1	Non-income producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of December 31, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$14,513,642	$14,796,577
3	Affiliated company.
4	7-Day net yield.
5	All or a portion of this security is held as collateral for securities lending.
6
At December 31, 2008, the cost of investments for federal tax purposes was $890,247,418. The net unrealized depreciation of investments for federal tax purposes was $147,319,307. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,405,316 and net unrealized depreciation from investments for those securities having an excess of cost over value of $166,724,623.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities.
The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 742,928,111
Level 2 – Other Significant Observable Inputs	---
Level 3 – Significant Unobservable Inputs	---
Total	$ 742,928,111

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated American Leaders Fund, Inc.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	February 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	February 20, 2009